SEGMENTS (Tables) - Seamless Group Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF SEGMENT REPORTING FOR REVENUE

	Six months ended June 30,
	2022	2021
	US$	US$
Revenue
Remittance services expense	12,743,018	15,177,593
Sales of Airtime	12,473,686	12,557,083
Other services	98,343	29,980
	25,314,688	30,211,584

Cost of sales
Remittance services expense	(6,008,981)	(7,281,655)
Sales of Airtime	(11,854,806)	(13,707,958)
Other services	(113,888)	(98,797)
	(17,977,675)	(21,088,410)

Gross Profit
Remittance services expense	6,733,678	7,895,938
Sales of Airtime	618,880	1,296,053
Other services	(15,545)	(68,817)
	7,337,013	9,123,174

	Years ended December 31,
	2021	2020
	US$	US$
Revenue
Remittance services	30,196,550	29,245,132
Sales of Airtime	26,985,504	32,215,713
Other services	319,316	103,993
	57,501,370	61,564,838

	Years ended December 31,
	2021	2020
	US$	US$
Cost of sales
Remittance services	(14,712,592)	(15,786,115)
Sales of Airtime	(24,682,635)	(29,567,857)
Other services	(209,114)	(220,673)
	(39,604,341)	(45,574,645)

	Years ended December 31,
	2021	2020
	US$	US$
Gross Profit
Remittance services	15,483,958	13,459,017
Sales of Airtime	2,302,869	2,647,856
Other services	110,202	(116,680)
	17,897,029	15,990,193

SCHEDULE FOR ADDITIONS TO LONG-LIVED ASSETS OTHER THAN GOODWILL AND ACQUIRED INTANGIBLE ASSETS

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	Years ended December 31,
	2021	2020
	US$	US$
Remittance services	405,880	221,991
Sales of Airtime	-	223,322
Other services	-	-
	405,880	445,313

SCHEDULE OF GEOGRAPHICAL INFORMATION

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2021	2020
	US$	US$
Revenue
Hong Kong	8,307,589	10,899,931
Malaysia	46,746,853	40,504,097
Indonesia	2,446,928	10,160,810
	57,501,370	61,564,838

SCHEDULE OF LONG LIVED ASSETS GEOGRAPHICAL INFORMATION

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2021	2020
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	5,897,263	6,386,015
Malaysia	930,515	758,621
Indonesia	-	423,655
	6,827,778	7,568,291

	December 31,
	2021	2020
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	5,897,263	6,386,015
Malaysia	930,515	758,621
Indonesia	-	423,655
	6,827,778	7,568,291

Add: Non-disclose items
Investment in an equity security	100,000	100,000
Deferred tax assets	106,151	-
Goodwill	19,229,528	19,618,594
Acquired intangible assets	8,007,788	9,559,120
	34,271,245	36,846,005